18) Cash, balances with banks and cash equivalents (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Cash [abstract]
Cash and due from banks in domestic currency		R$ 17,747,628	R$ 14,802,308
Cash and due from banks in foreign currency		6,096,396	4,185,462
Compulsory deposits with the Central Bank	[1]	83,757,533	90,622,337
Investments in gold		1,037	892
Total		R$ 107,602,594	R$ 109,610,999

[1]	Compulsory deposits with the Central Bank of Brazil refer to a minimum balance that financial institutions must maintain at the Central Bank of Brazil based on a percentage of deposits received from third parties.